Debt - Summary of Loss on Extinguishment of Debt (Parenthetical) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Extinguishment of Debt [Line Items]
Gain (loss) on extinguishment of debt	$ (0.3)	$ 0.0	$ (1.8)	$ 0.0	$ (1.3)	$ (1.3)	$ (3.4)
5.5% Senior Notes
Extinguishment of Debt [Line Items]
Gain (loss) on extinguishment of debt			$ 4.9
Interest rate (as percent)	5.50%		5.50%